UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:  BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan — 136.4%
Corporate — 4.0%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$14,500	$18,694,415
County/City/Special District/School District — 24.0%
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.38%, 5/01/27	1,600	1,773,936
4.50%, 5/01/29	1,505	1,665,719
Battle Creek School District Michigan, GO, Refunding (Q-SBLF):
5.00%, 5/01/35	1,100	1,273,789
5.00%, 5/01/36	1,500	1,732,980
5.00%, 5/01/37	1,170	1,350,683
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/35	2,965	3,426,265
Charter Township of Canton Michigan, GO, Capital Improvement (AGM) (a):
5.00%, 4/01/17	3,090	3,145,156
5.00%, 4/01/17	3,250	3,308,012
5.00%, 4/01/17	1,000	1,017,850
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	5,185	5,930,344
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	1,200	1,385,304
5.50%, 5/01/41	2,185	2,522,408
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	1,000	1,019,800
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	5,300	5,790,038
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 5/01/32	1,500	1,741,545
5.00%, 5/01/33	1,600	1,848,736
5.00%, 5/01/34	1,200	1,381,572
Dowagiac Union School District, GO (Q-SBLF), 5.00%, 5/01/41	1,140	1,320,109

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 5/01/33	$1,500	$1,754,265
5.00%, 5/01/34	1,500	1,750,560
5.00%, 5/01/35	1,000	1,162,920
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	4,950	5,427,031
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	1,000	1,154,420
5.50%, 5/01/36	2,000	2,308,840
5.50%, 5/01/41	2,575	2,972,632
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 5/01/40	3,250	3,718,780
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,750	7,745,017
Kentwood Public Schools, GO, School Building & Site:
5.00%, 5/01/41	1,120	1,301,966
5.00%, 5/01/44	1,815	2,105,001
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	5,000	5,624,250
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 5/01/39	3,375	3,869,944
Portage Public Schools, GO, Refunding School Building & Site:
5.00%, 11/01/34	1,000	1,176,010
5.00%, 11/01/36	1,000	1,169,670
5.00%, 11/01/37	1,250	1,457,575
5.00%, 11/01/35	1,340	1,569,783
Rockford Public Schools, GO, Refunding School Building & Site (Q-SBLF):
5.00%, 5/01/38	1,025	1,192,444
5.00%, 5/01/39	1,025	1,190,609
5.00%, 5/01/40	1,025	1,188,775
5.00%, 5/01/41	1,025	1,186,940
Romeo Community School District, GO, Refunding School Building & Site, Series 1 (Q-SBLF), 5.00%, 5/01/41	2,250	2,599,470

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/17 (a)	$3,000	$3,064,440
Township of Montrose Michigan Community Schools, GO (NPFGC) (Q-SBLF), 6.20%, 5/01/17	210	214,484
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/28	2,000	2,366,720
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 5/01/37	2,850	3,263,592
5.00%, 5/01/40	2,630	2,999,068
5.00%, 5/01/43	1,530	1,739,503
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 5/01/33	1,000	1,154,760
5.00%, 5/01/34	1,000	1,149,890
5.00%, 5/01/35	1,000	1,145,040

		112,358,645
Education — 25.1%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	854,749
Ferris State University, Refunding RB:
5.00%, 10/01/41 (b)	2,250	2,612,430
General (AGM), 4.50%, 10/01/24	1,595	1,696,298
General (AGM), 4.50%, 10/01/25	1,405	1,494,232
Grand Valley State University, RB (NPFGC), 5.50%, 2/01/18	765	783,383
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,751,854
College for Creative Studies, 5.00%, 12/01/36	1,550	1,675,504
College for Creative Studies, 5.00%, 12/01/40	2,900	3,114,252
College for Creative Studies, 5.00%, 12/01/45	4,400	4,705,316

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (continued)
Michigan Finance Authority, Refunding RB (continued):
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/28	$8,750	$9,132,550
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	6,138,891
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,950,206
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	3,150	3,248,343
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	8,470	9,347,661
5.00%, 2/15/44	1,000	1,103,620
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	2,058,570
Oakland University, RB, General:
5.00%, 3/01/32	400	452,616
5.00%, 3/01/47	2,500	2,873,325
Series A, 5.00%, 3/01/38	5,490	6,264,968
Series A, 5.00%, 3/01/43	16,845	19,138,447
University of Michigan, RB, Series A, 5.00%, 4/01/39	3,425	3,993,756
University of Michigan, Refunding RB, 5.00%, 4/01/46	10,000	11,919,300
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,408,720
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	4,058,110
5.25%, 11/15/43	8,475	9,781,421
(AGM), 5.25%, 11/15/33	1,000	1,169,440
(AGM), 5.00%, 11/15/39	1,750	1,989,610

		117,717,572
Health — 35.4%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	4,230	4,762,219
5.00%, 7/01/47	2,200	2,473,350

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	$7,500	$8,274,675
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,483,475
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	2,070	2,099,725
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,813,950
Sparrow Obligated Group, 5.00%, 11/15/45	3,750	4,286,925
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	3,000	3,388,950
Henry Ford Health System, 3.25%, 11/15/42	1,145	1,034,404
Henry Ford Health System, 4.00%, 11/15/46	6,500	6,548,100
Hospital, McLaren Health Care, 5.00%, 5/15/32	1,000	1,160,280
Hospital, McLaren Health Care, 5.00%, 5/15/33	2,000	2,310,740
Hospital, McLaren Health Care, 5.00%, 5/15/34	5,000	5,756,450
Hospital, McLaren Health Care, 5.00%, 5/15/34	1,500	1,726,935
Hospital, McLaren Health Care, 5.00%, 5/15/35	4,945	5,673,052
MidMichigan Health, 5.00%, 6/01/39	1,500	1,708,635
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	20	23,731
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,816,100
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	7,526,545
Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,750,755
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,645,180
Trinity Health Credit, Series A, 5.00%, 12/01/16 (a)	855	858,010

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.75%, 11/15/19 (a)	$3,165	$3,607,214
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,508,840
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	1,000	1,029,910
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	5,730	5,901,384
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	3,970	4,088,743
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17 (a)	3,330	3,476,254
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,365	1,409,608
McLaren Health Care, Series A, 5.75%, 5/15/18 (a)	6,000	6,446,160
McLaren Health Care, Series A, 5.00%, 6/01/35	2,250	2,505,397
Trinity Health, 6.50%, 12/01/18 (a)	425	473,943
Trinity Health, 6.50%, 12/01/33	80	88,292
Trinity Health Credit Group, 6.50%, 12/01/18 (a)	1,895	2,113,228
Trinity Health Credit Group, Series A, 6.13%, 12/01/18 (a)	940	1,040,994
Trinity Health Credit Group, Series A, 6.25%, 12/01/18 (a)	1,500	1,665,030
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,581,642
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	25,505	28,785,708
Series V, 8.25%, 9/01/18 (a)	2,000	2,267,960
Series W, 6.00%, 8/01/19 (a)	1,500	1,703,640

		165,816,133
Housing — 6.4%
Michigan State HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,069,570

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (continued)
Michigan State HDA, RB (continued):
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	$3,490	$3,685,056
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,279,750
M/F Housing, Series A, 4.30%, 10/01/40	3,320	3,462,494
S/F Housing, Series A, 4.75%, 12/01/25	6,840	7,217,226
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,390	3,405,696
Michigan State HDA, Refunding RB, M/F Housing, Series A, 6.05%, 10/01/41	5,460	5,915,364

		30,035,156
State — 14.9%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	6,078,888
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 4/01/31	1,000	1,106,670
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,470,490
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	8,074,780
State of Michigan, COP (AMBAC), 0.00%, 6/01/22 (c)(d)	3,000	2,752,350
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,522,401
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (a)	2,260	2,493,775
Series I, 6.25%, 10/15/18 (a)	3,780	4,171,003
Series I, 6.25%, 10/15/38	210	230,311
Series I (AGC), 5.25%, 10/15/24	6,000	6,673,200

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program (continued):
Series I (AGC), 5.25%, 10/15/25	$3,500	$3,888,395
Series I (AGC), 5.25%, 10/15/26	1,000	1,109,740
Series I-A, 5.50%, 10/15/45	2,000	2,306,060
Series II (AGM), 5.00%, 10/15/26	7,500	8,268,975
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,484,800
5.00%, 11/15/36	5,345	6,169,573

		69,801,411
Transportation — 11.3%
State of Michigan, RB, Garvee, GAB (AGM), 5.25%, 9/15/17 (a)	8,500	8,829,715
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,647,162
Series D, 5.00%, 12/01/35	3,850	4,484,788
Series D, 5.00%, 12/01/45	5,000	5,755,500
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,349,360
(AGC), 5.75%, 12/01/26	4,060	4,414,600
(AGC), 5.38%, 12/01/32	13,000	14,014,910
Series F, 5.00%, 12/01/34	8,000	9,113,520

		52,609,555
Utilities — 15.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,655	2,965,529
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	5,000	5,007,700
City of Detroit Michigan Water Supply System Revenue, RB, Series A (NPFGC), 5.00%, 7/01/34	10	10,031
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,681,830

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Utilities (continued)
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 7/01/39	$10,000	$11,459,800
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	3,180	3,675,921
5.00%, 7/01/31	6,830	7,784,219
5.00%, 7/01/37	3,335	3,800,933
5.50%, 7/01/41	5,000	5,851,300
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	549,620
5.63%, 10/01/40	1,500	1,691,130
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 7/01/46	10,000	11,212,000
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 7/01/34	2,000	2,286,780
Government Loan Program, 5.00%, 7/01/35	750	855,098
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/31	1,000	1,157,530
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/32	5,250	6,049,575
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/33	3,000	3,443,520
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20 (a)	2,000	2,278,580

		71,761,096
Total Municipal Bonds - 136.4%		638,793,983

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Michigan — 22.0%
County/City/Special District/School District — 4.1%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/17 (a)	$10,440	$11,159,629
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/18 (a)	7,500	7,955,250

		19,114,879
Education — 11.7%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	10,000	11,660,400
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/18 (a)	10,000	10,680,000
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	10,000	11,362,400
Wayne State University, Refunding RB, General (AGM):
5.00%, 11/15/18 (a)	8,880	9,518,912
5.00%, 11/15/35	11,120	11,920,078

		55,141,790
Health — 6.2%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	10,002	11,217,410
Michigan Finance Authority, Refunding RB:
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	219,406
Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,645,786
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,940,474

		29,023,076
Total Municipal Bonds Transferred to Tender Option Bond Trusts in Michigan – 22.0%		103,279,745
Total Long-Term Investments (Cost — $688,774,767) — 158.4%		742,073,728

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (f)(g)	3,015,224	$3,015,526
Total Short-Term Securities (Cost — $3,015,291) — 0.6%		3,015,526
Total Investments (Cost — $691,790,058*) — 159.0%		745,089,254
Other Assets Less Liabilities — 1.3%		6,205,982
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.9)%		(51,356,096)
VRDP Shares, at Liquidation Value — (49.4)%		(231,458,961)

Net Assets Applicable to Common Shares — 100.0%		$468,480,179

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$640,633,568

Gross unrealized appreciation	$53,820,389
Gross unrealized depreciation	(591,760)

Net unrealized appreciation	$53,228,629

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,096,066	(1,080,842)	3,015,224	$3,015,526	$3,968

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(116)	10-Year U.S. Treasury Note	December 2016	$15,036,500	$191,473
(84)	Long U.S. Treasury Bond	December 2016	$13,668,375	536,709
(15)	Ultra U.S. Treasury Bond	December 2016	$2,639,063	144,333
Total				$872,515

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016	7

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$742,073,728	—	$742,073,728
Short-Term Securities	$3,015,526	—	—	3,015,526

Total	$3,015,526	$742,073,728	—	$745,089,254

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$872,515	—	—	$872,515

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$540,950	—	—	$540,950
Liabilities:
TOB Trust Certificates	—	$(51,227,057)	—	(51,227,057)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

Total	$540,950	$(283,127,057)	—	$(282,586,107)

During the period ended October 31, 2016, there were no transfers between levels.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 20, 2016